Income Taxes (Details) - The components of the deferred tax assets (USD $)	Dec. 31, 2012	Dec. 31, 2011
The components of the deferred tax assets [Abstract]
Net operating loss carry-forwards	$ 25,034,778	$ 21,588,554
Capitalized start-up cost and research and development cost	607,983	891,708
Research and development tax credit	1,389,625	1,239,795
Depreciation on property and equipment	(156,361)	(366,292)
Stock-based compensation	405,742	677,381
Reserves and accruals	719,909	666,336
Total deferred tax asset	28,001,676	24,697,482
Valuation allowance	(28,001,676)	(24,697,482)
Net deferred tax assets